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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05426
AIM Investment Funds (Invesco Investment Funds)*

(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Address of principal executive offices)      (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 2500 Houston, Texas 77046

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 5/31
Date of reporting period: 11/30/10

*	The Fund included is Invesco Global Advantage Fund.

Item 1. Reports to Stockholders.

Invesco Global Advantage Fund
Semiannual Report to Shareholders ▪ November 30, 2010

2	Fund Performance
4	Letters to Shareholders
5	Schedule of Investments
8	Financial Statements
10	Notes to Financial Statements
16	Financial Highlights
17	Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.
Unless otherwise noted, all data provided by Invesco.
This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes
Cumulative total returns, 5/31/10 to 11/30/10, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	13.06%

Class B Shares	12.76

Class C Shares	12.73

Class Y Shares	13.33

MSCI World Index▼ (Broad Market/Style-Specific Index)	11.46

Lipper Global Multi-Cap Growth Funds Index▼ (Peer Group)	17.75

▼Lipper Inc.
The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries.
     The Lipper Global Multi-Cap Growth Funds Index is an unmanaged index considered representative of global multi-cap growth funds tracked by Lipper.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.
2	Invesco Global Advantage Fund

Average Annual Total Returns
As of 11/30/10, including maximum applicable sales charges

Class A Shares

Inception (2/25/98)	1.24%

10 Years	0.39

5 Years	2.62

1 Year	5.57

Class B Shares

Inception (2/25/98)	1.21%

10 Years	0.34

5 Years	2.70

1 Year	5.97

Class C Shares

Inception (2/25/98)	0.95%

10 Years	0.19

5 Years	3.02

1 Year	9.95

Class Y Shares

Inception (2/25/98)	1.93%

10 Years	1.21

5 Years	4.08

1 Year	12.10
Effective June 1, 2010, Class A, Class B, Class C and Class I shares of the predecessor fund advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of Invesco Global Advantage Fund. Returns shown above for Class A, Class B, Class C and Class Y shares are blended returns of the predecessor fund and Invesco Global Advantage Fund. Share class returns will differ from the predecessor fund because of different expenses.
     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

Average Annual Total Returns
As of 9/30/10, the most recent calendar quarter-end including maximum applicable sales charges

Class A Shares

Inception (2/25/98)	1.08%

10 Years	-1.07

5 Years	2.35

1 Year	5.48

Class B Shares

Inception (2/25/98)	1.05%

10 Years	-1.10

5 Years	2.42

1 Year	5.84

Class C Shares

Inception (2/25/98)	0.79%

10 Years	-1.25

5 Years	2.75

1 Year	9.69

Class Y Shares

Inception (2/25/98)	1.78%

10 Years	-0.26

5 Years	3.80

1 Year	11.92
     The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C and Class Y shares was 1.32%, 2.07%, 2.07% and 1.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.
     Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.
     The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

3	Invesco Global Advantage Fund

Letters to Shareholders

Bruce Crockett
Dear Fellow Shareholders:
Although the global markets have improved since their lows of 2009, they remain challenging as governments around the world work to ensure the recovery remains on track. In this volatile environment, it’s comforting to know that your Board is committed to putting your interests first. We realize you have many choices when selecting a money manager, and your Board is working hard to ensure you feel you’ve made the right choice.
     To that end, I’m pleased to share the news that Invesco has completed its acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments. This acquisition greatly expands the breadth and depth of investment strategies we can offer you. As a result of this combination, Invesco gained investment talent for a number of investment strategies, including U.S. value equity, U.S. small cap growth equity, tax-free municipals, bank loans and others. Another key advantage of this combination is the highly complementary nature of our cultures. This is making it much easier to bring our organizations together while ensuring that our investment teams remain focused on managing your money.
     We view this addition as an excellent opportunity for you, our shareholders, to have access to an even broader range of well-diversified mutual funds. Now that the acquisition has closed, Invesco is working to bring the full value of the combined organization to shareholders. The key goals of this effort are to ensure that we have deeply resourced and focused investment teams, a compelling line of products and enhanced efficiency, which will benefit our shareholders now and over the long term.
     It might interest you to know that the mutual funds of the combined organization are overseen by a single fund Board composed of 17 current members, including four new members who joined us from Van Kampen/Morgan Stanley. This expanded Board will continue to oversee the funds with the same strong sense of responsibility for your money and your continued trust that we have always maintained.
     As always, you are welcome to contact me at bruce@brucecrockett.com with any questions or concerns you may have. We look forward to representing you and serving your interests.
Sincerely,

Bruce L. Crockett
Independent Chair,
Invesco Funds Board of Trustees

Philip Taylor
Dear Shareholders:
Enclosed is important information about your fund and its performance. I hope you find it useful. Whether you’re a long-time Invesco client or a shareholder who joined us as a result of our June 1 acquisition of Morgan Stanley’s retail asset management business, including Van Kampen Investments, I’m glad you’re part of the Invesco family.
     At Invesco, we’re committed to providing you with timely information about market conditions, answering questions you may have about your investments and offering outstanding customer service. At our website, invesco.com/us, you can obtain unique market perspectives, useful investor education information and your Fund’s most recent quarterly commentary.
     I believe Invesco, as a leading global investment manager, is uniquely positioned to serve your needs.
     First, we are committed to investment excellence. We believe the best investment insights come from specialized investment teams with discrete investment perspectives, each operating under a disciplined philosophy and process with strong risk oversight and quality controls.
     Second, we offer you a broad range of investment products that can be tailored to your needs and goals. These products include single-country, regional and global investment options spanning major equity, fixed income and alternative asset classes.
     And third, we are a strong organization with a single focus: investment management. At Invesco, we believe that focus brings success, and that’s why investment management is all we do.
     If you have questions about your account, please contact one of our client services representatives at 800 959 4246. If you have a general Invesco-related question or comment for me, please email me directly at phil@invesco.com.
     Thank you for investing with us.
Sincerely,

Philip Taylor
Senior Managing Director, Invesco
4	Invesco Global Advantage Fund

Schedule of Investments

November 30, 2010
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests–96.50%
Australia–5.23%
BHP Billiton Ltd.	66,195	$2,721,116

Cochlear Ltd.	20,549	1,541,224

QBE Insurance Group Ltd.	57,196	921,276

WorleyParsons Ltd.	59,363	1,428,940

		6,612,556

Belgium–1.56%
Anheuser-Busch InBev N.V.	36,107	1,977,686

Brazil–1.18%
Banco Bradesco S.A.–ADR	74,702	1,498,522

Canada–1.49%
Suncor Energy, Inc.	35,448	1,190,636

Talisman Energy Inc.	36,328	697,506

		1,888,142

China–1.17%
Industrial and Commercial Bank of China Ltd.–Class H	1,872,000	1,452,661

Industrial and Commercial Bank of China Ltd.–Class H,–Rts., expiring 12/16/10(a)	84,240	27,664

		1,480,325

Denmark–1.57%
Novo Nordisk A.S.–Class B	20,067	1,988,333

France–3.79%
AXA S.A.	45,295	650,272

BNP Paribas	21,721	1,285,683

Cie Generale des Etablissements Michelin–Class B	8,740	591,296

Danone S.A.	20,325	1,190,521

Total S.A.	22,297	1,079,989

		4,797,761

Germany–6.43%
Adidas AG	24,061	1,510,391

Bayer AG	16,492	1,197,741

Bayerische Motoren Werke AG	29,004	2,180,976

Fresenius Medical Care AG & Co. KGaA	17,072	985,464

Puma AG Rudolf Dassler Sport	3,737	1,110,588

SAP AG	24,641	1,149,544

		8,134,704

Hong Kong–1.47%
Hutchison Whampoa Ltd.	80,000	798,051

Li & Fung Ltd.	170,040	1,059,862

		1,857,913

India–1.34%
Infosys Technologies Ltd.–ADR	25,642	1,696,218

Indonesia–0.60%
PT Perusahaan Gas Negara	1,597,000	760,139

Ireland–1.80%
Cooper Industries PLC	18,360	1,000,620

Ingersoll-Rand PLC	31,074	1,274,034

		2,274,654

Israel–2.47%
Teva Pharmaceutical Industries Ltd.–ADR	62,365	3,120,745

Japan–7.05%
Canon Inc.	24,800	1,166,666

Fanuc Ltd.	7,500	1,074,501

Keyence Corp.	5,500	1,387,979

Komatsu Ltd.	40,500	1,121,747

Nidec Corp.	29,700	2,973,904

Toyota Motor Corp.	30,900	1,197,757

		8,922,554

Mexico–2.13%
America Movil S.A.B. de C.V.–Series L–ADR	22,270	1,257,364

Grupo Televisa S.A.–ADR	61,410	1,430,853

		2,688,217

Netherlands–2.30%
Koninklijke Ahold N.V.	70,400	850,769

TNT N.V.	37,282	887,535

Unilever N.V.	41,495	1,170,428

		2,908,732

Philippines–1.02%
Philippine Long Distance Telephone Co.	23,605	1,288,326

Russia–0.97%
Gazprom–ADR	55,210	1,227,870

Singapore–0.71%
United Overseas Bank Ltd.	64,000	895,917

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Global Advantage Fund

	Shares	Value

South Korea–2.39%
Hyundai Mobis	8,728	$2,070,209

NHN Corp.(b)	5,618	949,740

		3,019,949

Sweden–0.50%
Telefonaktiebolaget LM Ericsson–Class B	60,812	627,329

Switzerland–6.79%
Julius Baer Group Ltd.	23,891	906,937

Nestle S.A.	43,586	2,368,970

Novartis AG	23,017	1,224,881

Roche Holding AG	19,934	2,736,915

Syngenta AG	4,848	1,345,626

		8,583,329

Taiwan–1.73%
Hon Hai Precision Industry Co., Ltd.	295,000	1,047,127

MediaTek Inc.	1	12

Taiwan Semiconductor Manufacturing Co. Ltd.	548,000	1,137,784

		2,184,923

United Kingdom–14.09%
BG Group PLC	65,785	1,190,845

British American Tobacco PLC	25,130	910,958

Centrica PLC	262,179	1,252,375

Compass Group PLC	205,521	1,775,811

Imperial Tobacco Group PLC	81,146	2,380,485

Kingfisher PLC	307,079	1,121,493

Next PLC	33,826	1,059,190

Reckitt Benckiser Group PLC	14,883	787,093

Reed Elsevier PLC	135,909	1,076,026

Royal Dutch Shell PLC–Class B	39,778	1,180,532

Tesco PLC	240,162	1,547,661

Vodafone Group PLC	662,040	1,655,357

WPP PLC	170,148	1,881,570

		17,819,396

United States–26.72%
Amazon.com, Inc.(b)	9,240	1,620,696

Apple Inc.(b)	12,723	3,958,761

Cameron International Corp.(b)	28,384	1,365,554

Cardinal Health, Inc.	38,143	1,357,128

Carnival Corp.(c)	37,546	1,551,025

Chubb Corp. (The)	18,053	1,029,202

Cisco Systems, Inc.(b)	48,543	930,084

CME Group Inc.	1,894	545,586

Comcast Corp.–Class A	64,167	1,283,340

Corning Inc.	31,538	556,961

Costco Wholesale Corp.	20,513	1,386,884

Delta Air Lines, Inc.(b)	99,307	1,358,520

Exxon Mobil Corp.	8,215	571,435

Gilead Sciences, Inc.(b)	28,193	1,029,045

Google Inc.–Class A(b)	2,909	1,616,560

Intel Corp.	56,847	1,200,609

Johnson Controls, Inc.	20,819	758,644

JPMorgan Chase & Co.	18,857	704,875

Medco Health Solutions, Inc.(b)	15,862	972,658

Microsoft Corp.	65,654	1,655,137

Occidental Petroleum Corp.	21,922	1,932,863

PepsiCo, Inc.	19,191	1,240,314

UnitedHealth Group Inc.	68,912	2,516,666

Visa Inc.–Class A	27,483	2,029,620

Wal-Mart Stores, Inc.	11,349	613,867

		33,786,034

Total Common Stocks & Other Equity Interests (Cost $103,939,980)		122,040,274

Money Market Funds–3.31%
Liquid Assets Portfolio–Institutional Class(d)	2,092,409	2,092,409

Premier Portfolio–Institutional Class(d)	2,092,409	2,092,409

Total Money Market Funds (Cost $4,184,818)		4,184,818

TOTAL INVESTMENTS–99.81% (Cost $108,124,798)		126,225,092

OTHER ASSETS LESS LIABILITIES–0.19%		239,575

NET ASSETS–100.00%		$126,464,667

Investment Abbreviations:

ADR	– American Depositary Receipt
Rts.	– Rights

Notes to Schedule of Investments:

(a)	Non-income producing security acquired as part of a unit with or in exchange for other securities or acquired through a corporate action.
(b)	Non-income producing security.
(c)	Each unit represents one common share and one trust share.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Global Advantage Fund

Portfolio Composition

By sector, based on Net Assets
as of November 30, 2010

Consumer Discretionary	18.4%

Information Technology	16.7

Health Care	14.8

Consumer Staples	13.0

Energy	9.4

Industrials	8.3

Financials	7.8

Telecommunication Services	3.3

Materials	3.2

Utilities	1.6

Money Market Funds Plus Other Assets Less Liabilities	3.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Global Advantage Fund

Statement of Assets and Liabilities

November 30, 2010
(Unaudited)

Assets:
Investments, at value (Cost $103,939,980)	$122,040,274

Investments in affiliated money market funds, at value and cost	4,184,818

Total investments, at value (Cost $108,124,798)	126,225,092

Foreign currencies, at value (Cost $187,959)	192,798

Receivables for:
Investments sold	225,128

Fund shares sold	1,418

Dividends	208,169

Investment for trustee deferred compensation and retirement plans	489

Other assets	26,974

Total assets	126,880,068

Liabilities:
Payables for:
Fund shares reacquired	142,837

Accrued fees to affiliates	173,464

Accrued other operating expenses	98,326

Trustee deferred compensation and retirement plans	774

Total liabilities	415,401

Net assets applicable to shares outstanding	$126,464,667

Net assets consist of:
Shares of beneficial interest	$269,897,691

Undistributed net investment income	306,933

Undistributed net realized gain (loss)	(161,833,130)

Unrealized appreciation	18,093,173

$126,464,667

Net Assets:
Class A	$109,438,716

Class B	$3,872,685

Class C	$12,855,090

Class Y	$298,176

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Class A	10,272,626

Class B	394,965

Class C	1,307,512

Class Y	27,417

Class A:
Net asset value per share	$10.65

Maximum offering price per share
(Net asset value of $10.65 divided by 94.45%)	$11.27

Class B:
Net asset value and offering price per share	$9.81

Class C:
Net asset value and offering price per share	$9.83

Class Y:
Net asset value and offering price per share	$10.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Global Advantage Fund

Statement of Operations

For the six months ended November 30, 2010
(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $73,615)	$1,178,849

Dividends from affiliated money market funds	4,389

Total investment income	1,183,238

Expenses:
Advisory fees	359,015

Administrative services fees	25,068

Custodian fees	10,402

Distribution fees:
Class A	135,662

Class B	21,028

Class C	64,061

Transfer agent fees	163,118

Trustees’ and officers’ fees and benefits	6,881

Reports to shareholders	50,730

Other	44,239

Total expenses	880,204

Less: Fees waived	(3,899)

Net expenses	876,305

Net investment income	306,933

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	224,553

Foreign currencies	(84,972)

139,581

Change in net unrealized appreciation (depreciation) of:
Investment securities	14,978,624

Foreign currencies	(181)

14,978,443

Net realized and unrealized gain	15,118,024

Net increase in net assets resulting from operations	$15,424,957

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Global Advantage Fund

Statement of Changes in Net Assets

For the six months ended November 30, 2010 and the year ended May 31, 2010
(Unaudited)

	November 30,	May 31,
	2010	2010

Operations:
Net investment income (loss)	$306,933	$(706)

Net realized gain	139,581	4,903,451

Change in net unrealized appreciation	14,978,443	16,662,892

Net increase in net assets resulting from operations	15,424,957	21,565,637

Distributions to shareholders from net investment income:
Class A	—	(250,486)

Class Y	—	(911)

Total distributions from net investment income	—	(251,397)

Share transactions–net:
Class A	(8,679,027)	(18,036,570)

Class B	(1,105,313)	(2,810,953)

Class C	(1,088,083)	(1,734,643)

Class Y	68,908	18,384

Net increase (decrease) in net assets resulting from share transactions	(10,803,515)	(22,563,782)

Net increase (decrease) in net assets	4,621,442	(1,249,542)

Net assets:
Beginning of period	121,843,225	123,092,767

End of period (includes undistributed net investment income of $306,933 and $0, respectively)	$126,464,667	$121,843,225

Notes to Financial Statements

November 30, 2010
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Advantage Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds), formerly AIM Investment Funds (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-two separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.
  Prior to June 1, 2010, the Fund operated as Morgan Stanley Global Advantage Fund (the “Acquired Fund”). The Acquired Fund was reorganized on June 1, 2010 (the “Reorganization Date”) through the transfer of all of its assets and liabilities to the Fund (the “Reorganization”).
  Upon closing of the Reorganization, holders of the Acquired Fund’s Class A, Class B and Class C and Class I shares received Class A, Class B, Class C and Class Y shares, respectively, of the Fund. Information for the Acquired Fund’s Class I shares prior to the Reorganization is included with Class Y shares throughout this report.
  The Fund’s investment objective is long-term capital growth.
  The Fund currently consists of four different classes of shares: Class A, Class B, Class C and Class Y. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert. Generally, Class B shares will automatically convert to Class A shares on or about the month-end which is at least eight years after the date of purchase.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the

10        Invesco Global Advantage Fund

security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from income and net realized capital gain, if any, are generally paid annually and recorded on ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

11        Invesco Global Advantage Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.
F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Net Assets	Rate

First $1.5 billion	0.57%

Over $1.5 billion	0.545%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Trimark Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Advisor has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual operating expenses (excluding certain items discussed below) of Class A, Class B, Class C and Class Y shares to 1.41%, 2.16%, 2.16% and 1.16% of average daily net assets, respectively. In determining the Advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the net annual operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary items or non-routine items; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset

12        Invesco Global Advantage Fund

arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.
  Further, the Adviser has contractually agreed, through at least June 30, 2011, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended November 30, 2010, the Adviser waived advisory fees of $3,899.
  The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended November 30, 2010, expenses incurred under the agreement are shown in the Statement of Operations as administrative services fees.
  Also, Invesco has entered into service agreements whereby State Street Bank and Trust Company (“SSB”) serves as the custodian, fund accountant and provides certain administrative services to the Fund.
  The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended November 30, 2010, the expenses incurred under the agreement are shown in the Statement of Operations as transfer agent fees.
  Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates; (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares and (3) Class C — up to 1.00% of the average daily net assets of Class C shares.
  In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. For the six months ended November 30, 2010, the distribution fee was accrued for Class B shares at an annual rate of 1.00%.
  For the six months ended November 30, 2010, expenses incurred under these agreements are shown in the Statement of Operations as distribution fees.
  Front-end sales commissions and CDSC (collectively the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended November 30, 2010, IDI advised the Fund that IDI retained $500 in front-end sales commissions from the sale of Class A shares and $0, $2,752 and $10 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
  The following is a summary of the tiered valuation input levels, as of November 30, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Australia	$1,541,224	$5,071,332	$—	$6,612,556

Belgium	—	1,977,686	—	1,977,686

Brazil	1,498,522	—	—	1,498,522

Canada	1,888,142	—	—	1,888,142

China	27,664	1,452,661	—	1,480,325

Denmark	—	1,988,333	—	1,988,333

France	4,797,761	—	—	4,797,761

Germany	8,134,704	—	—	8,134,704

Hong Kong	1,059,862	798,051	—	1,857,913

13        Invesco Global Advantage Fund

	Level 1	Level 2	Level 3	Total

India	1,696,218	—	—	1,696,218

Indonesia	760,139	—	—	760,139

Ireland	2,274,654	—	—	2,274,654

Israel	3,120,745	—	—	3,120,745

Japan	6,558,131	2,364,423	—	8,922,554

Mexico	2,688,217	—	—	2,688,217

Netherlands	2,021,197	887,535	—	2,908,732

Philippines	1,288,326	—	—	1,288,326

Russia	1,227,870	—	—	1,227,870

Singapore	—	895,917	—	895,917

South Korea	3,019,949	—	—	3,019,949

Sweden	627,329	—	—	627,329

Switzerland	6,012,822	2,570,507	—	8,583,329

Taiwan	—	2,184,923	—	2,184,923

United Kingdom	12,566,298	5,253,098	—	17,819,396

United States	37,970,852	—	—	37,970,852

Total Investments	$100,780,626	$25,444,466	$—	$126,225,092

NOTE 4—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and “Trustees’ and Officers’ Fees and Benefits” also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees are eligible to participate in a retirement plan that provides for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. “Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.
  During the six months ended November 30, 2010, the Fund paid legal fees of $466 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Trustees. A member of that firm is a Trustee of the Trust.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with SSB, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of May 31, 2010 which expires as follows:

Capital Loss
Expiration	Carryforward*

May 31, 2011	$151,309,627

May 31, 2017	5,188,817

May 31, 2018	5,479,681

Total capital loss carryforward	$161,978,125

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

14        Invesco Global Advantage Fund

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended November 30, 2010 was $114,936,976 and $128,016,013, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$18,513,996

Aggregate unrealized (depreciation) of investment securities	(413,702)

Net unrealized appreciation of investment securities	$18,100,294

Cost of investments is the same for tax and financial statement purposes.

NOTE 8—Share Information

	Summary of Share Activity

			Year ended
	Six months ended November 30, 2010(a)		May 31, 2010
	Shares	Amount	Shares	Amount

Sold:
Class A	127,153	$1,332,793	285,166	$2,651,980

Class B	7,273	69,137	45,155	392,802

Class C	4,522	42,401	17,169	149,839

Class Y	7,658	77,936	2,199	21,852

Issued as reinvestment of dividends:
Class A	—	—	24,944	242,455

Class B	—	—	92	911

Automatic conversion of Class B shares to Class A shares:
Class A	53,193	542,695	23,393	222,248

Class B	(57,705)	(542,695)	(25,268)	(222,248)

Reacquired:
Class A	(1,033,467)	(10,554,515)	(2,263,388)	(21,153,253)

Class B	(68,821)	(631,755)	(344,305)	(2,981,507)

Class C	(121,893)	(1,130,484)	(218,678)	(1,884,482)

Class Y	(921)	(9,028)	(456)	(4,379)

Net increase (decrease) in share activity	(1,083,008)	$(10,803,515)	(2,453,977)	$(22,563,782)

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 79% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Trust has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.

15        Invesco Global Advantage Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

			Net gains
			(losses)								Ratio of net
	Net asset	Net	on securities		Dividends				Ratio of		investment		Rebate from
	value,	investment	(both	Total from	from net	Net asset		Net assets,	expenses		income (loss)		Morgan
	beginning	income	realized and	investment	investment	value, end	Total	end of period	to average		to average		Stanley		Portfolio
	of period	(loss)(a)	unrealized)	operations	income	of period	Return(b)	(000s omitted)	net assets		net assets		affiliate		turnover(c)

Class A
Six months ended 11/30/10	$9.41	$0.03	$1.21	$1.24	$—	$10.65	13.06%	$109,439	1.29	%(d)(e)	0.59	%(d)	—%		96%
Year ended 05/31/10	8.01	0.01	1.41	1.42	(0.02)	9.41	17.73	104,745	1.38	(f)	0.10	(f)	0.00	(g)	18
Year ended 05/31/09	11.59	0.03	(3.53)	(3.50)	(0.08)	8.01	(30.09)	104,570	1.41	(f)	0.30	(f)	0.00	(g)	34
Year ended 05/31/08	12.17	0.06	(0.63)	(0.57)	(0.01)	11.59	(4.71)	180,366	1.23	(f)	0.53	(f)	0.00	(g)	28
Year ended 05/31/07	9.54	0.02	2.61	2.63	—	12.17	27.57	208,521	1.29		0.19		—		15
Year ended 05/31/06	8.34	0.05	1.15	1.20	—	9.54	14.39	179,327	1.29		0.53		—		137

Class B
Six months ended 11/30/10	8.70	(0.01)	1.12	1.11	—	9.81	12.76	3,873	2.04	(d)(e)	(0.16	)(d)	—		96
Year ended 05/31/10	7.44	(0.05)	1.31	1.26	—	8.70	16.94	4,472	2.13	(f)	(0.65	)(f)	0.00	(g)	18
Year ended 05/31/09	10.72	(0.04)	(3.24)	(3.28)	—	7.44	(30.60)	6,237	2.16	(f)	(0.45	)(f)	0.00	(g)	34
Year ended 05/31/08	11.33	(0.03)	(0.58)	(0.61)	—	10.72	(5.38)	18,290	1.98	(f)	(0.22	)(f)	0.00	(g)	28
Year ended 05/31/07	8.95	(0.06)	2.44	2.38	—	11.33	26.59	35,825	2.06		(0.58)		—		15
Year ended 05/31/06	7.88	(0.02)	1.09	1.07	—	8.95	13.58	69,619	2.04		(0.22)		—		137

Class C
Six months ended 11/30/10	8.72	(0.01)	1.12	1.11	—	9.83	12.73	12,855	2.04	(d)(e)	(0.16	)(d)	—		96
Year ended 05/31/10	7.46	(0.06)	1.32	1.26	—	8.72	16.89	12,427	2.13	(f)	(0.65	)(f)	0.00	(g)	18
Year ended 05/31/09	10.75	(0.03)	(3.26)	(3.29)	—	7.46	(30.60)	12,132	2.16	(f)	(0.45	)(f)	0.00	(g)	34
Year ended 05/31/08	11.36	(0.02)	(0.59)	(0.61)	—	10.75	(5.37)	20,935	1.98	(f)	(0.22	)(f)	0.00	(g)	28
Year ended 05/31/07	8.98	(0.06)	2.44	2.38	—	11.36	26.50	24,700	2.06		(0.58)		—		15
Year ended 05/31/06	7.91	(0.02)	1.09	1.07	—	8.98	13.53	23,740	2.04		(0.22)		—		137

Class Y
Six months ended 11/30/10	9.60	0.04	1.24	1.28	—	10.88	13.33	298	1.04	(d)(e)	0.84	(d)	—		96
Year ended 05/31/10	8.17	0.04	1.44	1.48	(0.05)	9.60	18.04	199	1.13	(f)	0.35	(f)	0.00	(g)	18
Year ended 05/31/09	11.84	0.04	(3.60)	(3.56)	(0.11)	8.17	(29.92)	154	1.16	(f)	0.55	(f)	0.00	(g)	34
Year ended 05/31/08	12.43	0.10	(0.66)	(0.56)	(0.03)	11.84	(4.41)	843	0.98	(f)	0.78	(f)	0.00	(g)	28
Year ended 05/31/07	9.72	0.03	2.68	2.71	—	12.43	27.88	1,059	1.06		0.42		—		15
Year ended 05/31/06	8.48	0.07	1.17	1.24	—	9.72	14.62	3,757	1.04		0.78		—		137

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $108,233, $4,194, $12,777 and $261 for Class A, Class B, Class C and Class Y shares, respectively.
(e)	After fee waivers and/or expense reimbursements. Ratio of expenses to average net assets prior to fee waivers and/or expense reimbursements was 1.30%, 2.05%, 2.05% and 1.05% for Class A, Class B, Class C and Class Y shares, respectively.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate.”
(g)	Amount is less than 0.005%.

NOTE 10—Significant Event

The Board of Trustees of the Trust unanimously approved an Agreement and Plan of Reorganization (“Agreement”) pursuant to the Fund would transfer all of its assets and liabilities to Invesco Global Growth Fund (“Acquiring Fund”), in exchange for shares of the Acquiring Fund. The Agreement requires approval of the Fund’s shareholders and will be submitted to the shareholders for their consideration at a meeting to be held in or about April 2011.

16        Invesco Global Advantage Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, and redemption fees, if any; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period June 1, 2010 through November 30, 2010.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.
  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions, and redemption fees, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Class	(06/01/10)	(11/30/10)[1]	Period[2]	(11/30/10)	Period[2]	Ratio
Class A	$1,000.00	$1,130.60	$6.89	$1,018.60	$6.53	1.29%

Class B	1,000.00	1,127.60	10.88	1,014.84	10.30	2.04

Class C	1,000.00	1,127.30	10.88	1,014.84	10.30	2.04

Class Y	1,000.00	1,133.30	5.56	1,019.85	5.27	1.04

[1]	The actual ending account value is based on the actual total return of the Fund for the period June 1, 2010 through November 30, 2010, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 183/365 to reflect the most recent fiscal half year.

17        Invesco Global Advantage Fund

Invesco mailing information
Send general correspondence to Invesco, P.O. Box 4739, Houston, TX 77210-4739.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Important notice regarding delivery of security holder documents
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are 811-05426 and 033-19338.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the period between June 1, 2010, and June 30, 2010, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website, sec.gov.
Proxy voting information for the predecessor fund prior to its reorganization with the Fund on June 1, 2010, is not available on the Invesco website but is or will be available on the SEC website under the predecessor fund.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

MS-GADV-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
As of the end of the period covered by this report, the Registrant had adopted a code of ethics (the “Code”) that applies to the Registrant’s principal executive officer (“PEO”) and principal financial officer (“PFO”). The Code was amended in June, 2010, to (i) add an individual to Exhibit A and (ii) update the names of certain legal entities. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of December 14, 2010, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 14, 2010, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant:   AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer
Date: February 8, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: February 8, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: February 8, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.